Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Current Assets
Cash	$ 4,925,165	$ 2,590,539
Accounts receivable, net - trade	8,601,269	5,050,951
Accounts receivable, net - related party	1,257	93,506
Inventory, net	1,808,143	1,591,619
Deferred offering costs		278,820
Advances to suppliers	5,868,486	4,112,915
Other current assets	135,314	23,063
Total current assets	21,339,634	13,741,413
Property, plant and equipment, net	136,363	102,516
Other Assets
Restricted cash	600,000
Total Assets	22,075,997	13,843,929
Current Liabilities
Short-term bank loans	1,455,580	1,652,917
Accounts payable - trade	343,141	415,819
Due to related parties	122,800	415,381
Other current liabilities	300,379	45,731
Total current liabilities	2,221,900	2,529,848
Long-term bank loans	640,455	661,167
Total Liabilities	2,862,355	3,191,015
Equity
Common stock, $0.001 par value, 20,000,000 shares authorized, 11,932,000 and 10,000,000 shares issued and outstanding	11,932	10,000
Additional paid-in capital	11,322,819	5,023,080
Statutory reserve	229,512	229,512
Retained earnings	6,996,837	3,774,805
Accumulated other comprehensive income (loss)	(222,830)	718,941
Total Stockholders' Equity	18,338,270	9,756,338
Noncontrolling Interest	875,372	896,576
Total Equity	19,213,642	10,652,914
Total Liabilities and Equity	$ 22,075,997	$ 13,843,929